Inventories	6 Months Ended
Jun. 30, 2016
Inventories [Abstract]
Inventories
4.	Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2016	December 31, 2015
Lubricants	438	739
Bunkers	2,017	2,241
Total	2,455	2,980